Financial assets and liabilities - Currency Exposures Narrative (Details) - Currency risk $ in Millions, $ in Millions	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CAD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CAD ($)
Disclosure of detailed information about hedges [line items]
Percentage of possible change in risk variable	10.00%	10.00%
Series A Notes
Disclosure of detailed information about hedges [line items]
Hedging instrument, liabilities		$ 79
Interest rate swap
Disclosure of detailed information about hedges [line items]
Hedging instrument, liabilities		6
Hedging instrument, assets		4
Initial net financial liabilities, at fair value		55
Interest rate swap | Maturing in 2025 and 2026
Disclosure of detailed information about hedges [line items]
Notional amount, financial instrument terminated	$ 600	814
Interest rate swap | Series US-2 Notes
Disclosure of detailed information about hedges [line items]
Notional amount, financial instrument terminated	174	235
Interest rate swap | Series US-4 Notes
Disclosure of detailed information about hedges [line items]
Notional amount, financial instrument terminated	79	100
Interest rate swap | Series US-5 Notes
Disclosure of detailed information about hedges [line items]
Notional amount, financial instrument terminated	183	230
Interest rate swap | Series US-6 Notes
Disclosure of detailed information about hedges [line items]
Notional amount, financial instrument terminated	191	241
Interest rate swap | Series US-7 Notes
Disclosure of detailed information about hedges [line items]
Notional amount, financial instrument terminated	217	276
Interest rate swap | Series A Notes | Maturing In 2030
Disclosure of detailed information about hedges [line items]
Notional amount	628	942
Interest rate swap | Series B Notes Maturing in 2055
Disclosure of detailed information about hedges [line items]
Hedging instrument, liabilities		78
Interest rate swap | Series B Notes Maturing in 2055 | Maturing In 2035
Disclosure of detailed information about hedges [line items]
Notional amount	878	1,288
Interest rate swap | Fair value hedge
Disclosure of detailed information about hedges [line items]
Hedging instrument, liabilities		110
Interest rate swap | Fair value hedge | Maturing In 2029
Disclosure of detailed information about hedges [line items]
Notional amount	228	315
Interest rate swap | Fair value hedge | Series A Notes
Disclosure of detailed information about hedges [line items]
Hedging instrument, liabilities		55
Foreign Exchange Swaps
Disclosure of detailed information about hedges [line items]
Notional amount	372	524
Hedging instrument, liabilities		20
Initial net financial liabilities, at fair value		14
Foreign Exchange Swaps | 2025
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets		13
Foreign Exchange Swaps | Series A Notes
Disclosure of detailed information about hedges [line items]
Notional amount	372	520
Hedging instrument, liabilities				$ 3
Initial net financial liabilities, at fair value				8
Foreign Exchange Swaps | Series A Notes | 2025
Disclosure of detailed information about hedges [line items]
Notional amount			$ 1,000	1,398
Notional amount, financial instrument terminated			$ 628	$ 878
Foreign Exchange Swaps | Series B Notes Maturing in 2055 | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	1,250	1,769
Foreign Exchange Swaps | Series B Notes
Disclosure of detailed information about hedges [line items]
Hedging instrument, liabilities		24
Notional amount, financial instrument terminated	456	643
Foreign Exchange Swaps | Series B Notes | 2025
Disclosure of detailed information about hedges [line items]
Notional amount	$ 828	1,167
Foreign Exchange Swaps | Fair value hedge | Series A Notes
Disclosure of detailed information about hedges [line items]
Hedging instrument, liabilities		16
Initial net financial liabilities, at fair value		8
Top of range
Disclosure of detailed information about hedges [line items]
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact in net earnings		133
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income (loss)		238
Bottom of range
Disclosure of detailed information about hedges [line items]
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact in net earnings		(269)
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income (loss)		$ (227)